NORTHERN INSTITUTIONAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

SUPPLEMENT DATED MARCH 7, 2011 TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2010

1.	The first line of the table under the section entitled “PORTFOLIO MANAGERS” on page 53 is replaced by the following line:

Fund	Portfolio Manager(s)
NIF Large Cap Equity Portfolio	Matthew Peron and Christopher D. Shipley

2.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 53:

The table below discloses accounts within each type of category listed below for which Matthew Peron was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	1	$96.5	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The table below discloses accounts within each type of category listed below for which Christopher D. Shipley was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Institutional Funds:	0	$0	0	$0
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

3.	The following information, as of February 28, 2011, is added under the section entitled “Disclosure of Securities Ownership” on page 56:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Matthew Peron	Large Cap Equity Portfolio	$0
Christopher D. Shipley	Large Cap Equity Portfolio	$0

4.	Effective March 3, 2011, George P. Maris is no longer a portfolio manager of the Large Cap Equity Portfolio. All references to Mr. Maris in the Statement of Additional Information are hereby deleted.